Disposals and scrapping (Details) R in Millions, $ in Millions		12 Months Ended
	Mar. 14, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 ZAR (R)
Disposal and scrapping
Property, plant and equipment			R 591		R 836		R 348
Assets under construction			1,200		105		963
Goodwill and other intangible assets			147		103		107
Equity accounted investments			1,525				1,042
Long term receivable and prepaid expenses					7
Assets in disposal groups held for sale			215				126
Trade and other receivables			339		7
Cash and cash equivalents			36
Long-term provisions							(356)
Liabilities in disposal group held for sale							(43)
Short-term provisions			(24)
Tax payable			(35)
Trade and other payables			(208)		(30)
Carrying value of disposals and scrapping before Non-controlling interest			3,786		1,028		2,187
Non-controlling interest			(51)
Carrying value of disposals and scrapping			3,735		1,028		2,187
Total consideration			2,425		788		772
Consideration received			2,316		788		569
Consideration from long-term supply agreement			109
Consideration still receivable							203
Net loss on disposal before translation effects			(1,310)		(240)		(1,415)
Realisation of accumulated translation effects			482		29		479
Net profit (loss) on disposal			(828)		(211)		(936)
Consideration excluding long-term supply agreement			2,316		788		772
Cost
Disposal and scrapping
Property, plant and equipment			6,297		7,037		5,099
Goodwill and other intangible assets			319		173		392
Accumulated depreciation and impairment
Disposal and scrapping
Property, plant and equipment			(5,706)		(6,201)		(4,751)
Goodwill and other intangible assets			(172)		(70)		(285)
Base Chemicals
Disposal and scrapping
Realisation of accumulated translation effects	R 494
Net profit (loss) on disposal	R 864
Consideration excluding long-term supply agreement			1,918
Energy - Property and mineral rights in US (Lake de Smet)
Disposal and scrapping
Consideration excluding long-term supply agreement			215
Farm down of Area A in Mozambique
Disposal and scrapping
Consideration excluding long-term supply agreement							464
Sale of Canada Land
Disposal and scrapping
Carrying value of disposals and scrapping				$ 35	354
Consideration excluding long-term supply agreement				$ 38	389
Other disposal and scrapping
Disposal and scrapping
Consideration excluding long-term supply agreement			183		R 399		308
US Gas-To-Liquids (GTL)
Disposal and scrapping
Carrying value of disposals and scrapping		$ 83,000,000	R 1,100
Investment in Uzbekistan GTL joint venture
Disposal and scrapping
Realisation of accumulated translation effects							479
Net profit (loss) on disposal							R (563)
Equity put option | $						$ 1